Unearned Revenue (Details) - Schedule of unearned revenue - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Unearned Revenue [Abstract]
Unearned revenue	$ 1,146	$ 1,273
Total	$ 1,146	$ 1,273